Condensed Consolidated Statement of Changes in Equity (unaudited) - SEK (kr) kr in Millions		Share capital	Own credit risk	Defined benefit plans	Retained earnings	Total
Balance at the beginning of the period at Dec. 31, 2019		kr 3,990	kr (98)	kr (45)	kr 15,235	kr 19,082
Net profit					224	224	[1],[2]
Other comprehensive income			38	(1)		37	[1]
Total comprehensive income			38	(1)	224	261	[1],[2]
Balance at the end of the period at Jun. 30, 2020	[3]	3,990	(60)	(46)	15,459	19,343
Balance at the beginning of the period at Dec. 31, 2019		3,990	(98)	(45)	15,235	19,082
Net profit					968	968	[2]
Other comprehensive income			14	0		14
Total comprehensive income			14	0	968	982	[2]
Balance at the end of the period at Dec. 31, 2020	[3]	3,990	(84)	(45)	16,203	20,064
Net profit					479	479	[2]
Other comprehensive income			(15)	27		12
Total comprehensive income			(15)	27	479	491	[2]
Dividend					(290)	(290)
Balance at the end of the period at Jun. 30, 2021	[3]	kr 3,990	kr (99)	kr (18)	kr 16,392	kr 20,265

[1]	Since Q4 2020, SEK has changed the accounting principle regarding the CIRR-system, see Note 1 to the consolidated financial statements included in SEK's 2020 Annual Report on Form 20-F. The comparative figures have been adjusted.
[2]	The entire profit is attributable to the shareholder of the Parent Company.
[3]	The entire equity is attributable to the shareholder of the Parent Company.